Borrowings	3 Months Ended
Mar. 31, 2024
Borrowings.
Borrowings

18.Borrowings

	March 31,	December 31,
	2024	2023
	$’000	$’000

Non‑current
Senior Notes	1,932,960	1,930,457
Bank borrowings	1,352,158	1,126,239
	3,285,118	3,056,696
Current
Senior Notes	22,924	26,912
Bank borrowings	125,354	107,110
Bank overdraft	10,667	675
Letters of credit	24,278	319,454
	183,223	454,151

Total borrowings	3,468,341	3,510,847

18.1Analysis of borrowings

Debt is made up of the following:

			Maturity			March 31,	December 31,
	#	Currency	date	Interest rate		2024	2023
						$’000	$’000

Senior Notes
IHS Holding Limited		US Dollar	2026	5.63%		506,183	498,920
IHS Holding Limited		US Dollar	2028	6.25%		506,597	498,635
IHS Netherlands Holdco B.V.		US Dollar	2027	8.00%		943,104	959,814

Bank borrowings
IHS Holding Limited	(a)	US Dollar	2025	3.75	% + CAS + 3M SOFR	371,132	370,935
IHS Holding Limited	(b)	US Dollar	2026	4.50	% + 3M SOFR	264,405	—
IHS Nigeria Limited	(c)	Nigerian Naira	2026	2.50	% + MPR; Capped at 24%	11,147	—
INT Towers Limited		Nigerian Naira	2028	2.50	% + MPR; Capped at 24%	122,835	186,302
IHS Côte d’Ivoire S.A.	(d)	CFA Franc	2028	6.50%		11,130	—
IHS Côte d’Ivoire S.A.	(d)	Euro	2028	3.50	% + 3M EURIBOR	59,302	—
IHS Côte d’Ivoire S.A.		CFA Franc	2024	5.00%		—	6,570
IHS Côte d’Ivoire S.A.		Euro	2024	3.00	% + 3M EURIBOR	—	4,841
IHS Zambia Limited		US Dollar	2027	5.00	% + CAS + 3M SOFR	76,454	81,297
IHS Brasil - Cessão de Infraestruturas S.A.		Brazilian Real	2031	3.10	% + CDI	238,464	252,341
I-Systems Soluções de Infraestrutura S.A.		Brazilian Real	2030	2.45	- 2.50% + CDI	84,274	84,305
IHS Kuwait Limited		Kuwait Dinar	2029	2.00	% + CBK Discount Rate	59,376	61,354
IHS Towers South Africa Proprietary Limited		South African Rand	2029	2.75	% + 3M JIBAR	178,993	185,404

Bank overdraft
IHS Towers South Africa Proprietary Limited	(e)	South African Rand	2024	11.50%		10,667	675

Letters of credit
IHS Nigeria Limited		US Dollar	2024	12.00	- 15.55%	5,762	98,918
INT Towers Limited		US Dollar	2024	12.00	- 15.75%	17,546	219,418
IHS Towers NG Limited		US Dollar	2024	15.49%		—	23
Global Independent Connect Limited		US Dollar	2024	13.25	- 15.25%	970	1,095
						3,468,341	3,510,847

i.Bank borrowings - new facilities, facility amendments and drawdowns during the reporting period

The Group is in compliance with the restrictive debt covenants related to the listed bonds and covenants related to external borrowings as of quarter end. Approximate U.S. dollar equivalent values for non-USD denominated facilities stated below are translated from the currency of the debt at the relevant exchange rates on March 31, 2024.

(a)	IHS Holding (2022) Bullet Term Loan Facility

IHS Holding Limited entered into a $600.0 million term loan agreement in October 2022, (as amended and/or restated from time to time, the “IHS Holding 2022 Term Loan”), between, amongst others, IHS Holding Limited as borrower, Citibank Europe plc, UK Branch as facility agent and certain financial institutions listed therein as original lenders. The loan is guaranteed by IHS Netherlands Holdco B.V., IHS Netherlands NG1 B.V., IHS Towers NG Limited, IHS Netherlands NG2 B.V., Nigeria Tower Interco B.V., INT Towers Limited and IHS Nigeria.

In October 2023, the available commitments under the IHS Holding 2022 Term Loan were voluntarily reduced by $100.0 million and the availability period on the remaining balance in available commitments was extended to April 2024 from October 2023. In March 2024, the available commitments under the IHS Holding 2022 Term Loan were further voluntarily reduced by $70.0 million.

As of March 31, 2024, $370.0 million of the IHS Holding 2022 Term Loan was drawn down.

(b)	IHS Holding (2024) Term Facility

IHS Holding Limited entered into a $270.0 million loan agreement on March 8, 2024, (as amended and/or restated from time to time, the “IHS Holding 2024 Term Facility”), between, amongst others, IHS Holding Limited as borrower and Standard Chartered Bank (Singapore) Limited as the original lender. The loan is guaranteed by IHS Netherlands Holdco B.V., IHS Netherlands NG1 B.V., IHS Towers NG Limited, IHS Netherlands NG2 B.V., Nigeria Tower Interco B.V., INT Towers Limited and IHS Nigeria.

As of March 31, 2024, $270.0 million of the IHS Holding 2024 Term Facility was drawn down. The majority of the drawn proceeds have been applied toward the repayment of Letter of Credit Facilities in Nigeria.

(c)	Nigeria (2023) Revolving Credit Facility

IHS Netherlands Holdco B.V., IHS Nigeria, IHS Towers NG Limited, INT Towers and IHS Holding Limited entered into an up to NGN 55.0 billion (approximately $39.5 million) revolving credit facility agreement in January 2023, (as amended and/or restated from time to time the “Nigeria 2023 RCF”), and between, amongst others, IHS Netherlands Holdco B.V. as holdco and guarantor; IHS Towers NG Limited and INT Towers as borrowers and guarantors; each of IHS Holding Limited, IHS Netherlands NG1 B.V., IHS Netherlands NG2 B.V., and Nigeria Tower Interco B.V. as guarantors; Ecobank Nigeria Limited as agent and certain financial institutions listed therein as original lenders.

The interest rate per annum is equal to 20% in the first year moving to a floating rate for the remainder of the term. This floating rate is defined by the Nigerian MPR plus a margin of 2.5% and is subject to a cap of 24% and floor of 18%. IHS Netherlands Holdco B.V. also pays certain other fees and costs, including agent fees.

As of March 31, 2024, NGN 15.0 billion (approximately $10.8 million) million of the Nigeria 2023 RCF was drawn down.

(d)	CIV (2023) Term Loan

IHS Côte d’Ivoire S.A. entered into a facility agreement originally in December 2023, (as amended and/or restated from time to time) with, amongst others, certain financial institutions listed therein as original lenders, split into one tranche with a total commitment of €88.0 million (approximately $94.9 million) (the “CIV 2023 Euro Tranche”), and another tranche with a total commitment of XOF 11.2 billion (approximately $18.3 million) (the “CIV 2023 XOF Tranche” and, together with the CIV 2023 Euro Tranche, the “CIV 2023 Term Loan”). The CIV 2023 Term Loan is governed by French law. Funds under the facility are to be applied towards, inter alia, refinancing certain indebtedness of IHS Côte d’Ivoire S.A. (including the IHS Côte d’Ivoire S.A. Facility), general corporate and working capital purposes, and funding a settlement of intercompany loans.

The CIV Term Loan will terminate in December 2028. As of March 31, 2024, €56.1 million (approximately $60.5 million) and XOF 7.1 billion (approximately $11.7 million) were drawn under this facility and the proceeds were applied towards, inter alia, the repayment of the IHS Côte d’Ivoire S.A. Facility.

(e)	IHS South Africa Overdraft

IHS SA entered into a ZAR 350.0 million (approximately $18.5 million) overdraft facility agreement in October 2023, (the “IHS SA Overdraft”). The IHS SA Overdraft is governed by South African law and funds borrowed under the facility will be applied towards general corporate purposes. The IHS SA Overdraft will terminate in October 2024.

As of March 31, 2024, ZAR 200.4 million (approximately $10.6 million) has been drawn down under this facility.

ii.Letters of credit

As of March 31, 2024, IHS Nigeria Limited has utilized $5.8 million through funding under agreed letters of credit. These letters mature on June 30, 2024, and their interest rates range from 12.00% to 15.55%. These letters of credit are utilized to fund capital and operational expenditure with suppliers.

As of March 31, 2024, INT Towers Limited has utilized $17.5 million through funding under agreed letters of credit. These letters mature on June 30, 2024, and their interest rates range from 12.00% to 15.75%. These letters of credit are utilized to fund capital and operational expenditure with suppliers.

As of March 31, 2024, Global Independent Connect Limited has utilized $1.0 million through funding under agreed letters of credit. These letters mature on June 30, 2024, and their interest rates range from 13.25% to 15.25%. These letters of credit are utilized to fund capital and operational expenditure with suppliers.